UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3518

Fidelity Newbury Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Treasury Money Market Fund

July 31, 2018

UST-QTLY-0918
1.804885.114

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 38.0%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 38.0%
U.S. Treasury Bills
8/2/18 to 1/31/19	1.64 to 2.18%	$2,946,858	$2,932,984
U.S. Treasury Notes
8/15/18 to 1/31/20	1.64 to 2.23 (b)	2,376,561	2,374,681
TOTAL U.S. TREASURY DEBT
(Cost $5,307,665)			5,307,665

U.S. Treasury Repurchase Agreement - 65.3%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
1.92% dated 7/31/18 due 8/1/18 (Collateralized by (U.S. Treasury Obligations) #	$1,227,982	$1,227,917
1.92% dated 7/31/18 due 8/1/18 (Collateralized by (U.S. Treasury Obligations) #	57,662	57,659
With:
BMO Harris Bank NA at:
1.9%, dated 7/27/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $17,420,359, 2.00%, 11/15/21)	17,013	17,000
1.91%, dated 7/13/18 due 8/2/18 (Collateralized by U.S. Treasury Obligations valued at $24,481,251, 2.25% - 3.75%, 11/15/18 - 11/15/27)	24,025	24,000
1.92%, dated:
7/12/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $17,371,756, 2.25%, 12/31/23)	17,029	17,000
7/17/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $17,337,232, 1.50% - 3.75%, 11/15/18 - 8/15/26)	17,028	17,000
7/18/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $17,347,494, 2.25%, 12/31/23)	17,024	17,000
1.93%, dated 7/27/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $17,531,381, 3.63%, 8/15/43)	17,028	17,000
1.94%, dated 7/5/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $17,352,254, 2.00% - 3.75%, 11/15/18 - 11/15/26)	17,032	17,000
1.95%, dated 5/24/18 due 8/7/18
(Collateralized by U.S. Treasury Obligations valued at $25,583,888, 1.50% - 3.75%, 11/15/18 - 8/15/44)	25,123	25,000
(Collateralized by U.S. Treasury Obligations valued at $8,183,286, 1.63% - 2.88%, 7/31/20 - 11/15/46)	8,039	8,000
1.99%, dated 7/20/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $17,409,223, 1.00%, 11/30/19)	17,072	17,000
2%, dated 7/17/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $17,379,303, 2.13%, 8/15/21)	17,079	17,000
2.01%, dated 7/30/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $18,428,118, 3.75%, 11/15/18)	18,072	18,000
BNP Paribas, SA at:
1.94%, dated:
5/18/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $17,410,175, 1.38% - 8.50%, 2/28/19 - 11/15/47)	17,083	17,000
5/21/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $34,929,978, 0.00% - 6.00%, 8/16/18 - 11/15/47)	34,167	34,000
5/23/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $53,670,515, 0.00% - 4.50%, 8/16/18 - 2/15/45)	52,252	52,000
6/6/18 due 8/6/18 (Collateralized by U.S. Treasury Obligations valued at $55,246,780, 0.00% - 4.75%, 8/16/18 - 5/15/46)	54,178	54,000
7/9/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $72,008,333, 1.14% - 8.13%, 4/30/19 - 5/15/46)	70,226	70,000
7/10/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $44,195,079, 2.25% - 4.75%, 4/30/25 - 11/15/47)	43,144	43,000
7/11/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $17,419,927, 0.00% - 9.00%, 8/16/18 - 5/15/45)	17,057	17,000
7/19/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $34,704,363, 0.00% - 8.50%, 8/16/18 - 11/15/47)	34,062	34,000
7/20/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $38,785,151, 0.00% - 7.63%, 8/16/18 - 11/15/47)	38,080	38,000
1.95%, dated:
5/22/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $34,956,157, 0.00% - 8.13%, 8/16/18 - 11/15/47)	34,173	34,000
6/4/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $34,858,450, 2.25% - 4.63%, 4/30/23 - 11/15/46)	34,169	34,000
6/5/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $34,787,275, 0.00% - 2.88%, 8/16/18 - 5/15/43)	34,169	34,000
6/27/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $53,140,624, 0.00% - 4.63%, 8/16/18 - 11/15/42)	52,172	52,000
7/2/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $17,494,538, 0.00% - 4.75%, 8/16/18 - 11/15/46)	17,061	17,000
7/16/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $52,560,068, 2.50% - 3.75%, 4/30/23 - 8/15/47)	51,166	51,000
7/18/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $34,880,079, 1.25% - 6.75%, 3/31/22 - 11/15/47)	34,112	34,000
7/20/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $39,805,872, 1.13% - 7.63%, 3/31/20 - 5/15/45)	39,127	39,000
7/25/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $36,052,255, 2.75% - 4.25%, 4/30/23 - 11/15/47)	35,116	35,000
1.96%, dated:
6/8/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $17,515,676, 0.00% - 4.38%, 8/23/18 - 8/15/42)	17,056	17,000
6/11/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $34,862,781, 0.00% - 7.50%, 8/16/18 - 11/15/47)	34,111	34,000
6/12/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $69,549,034, 1.63% - 7.63%, 10/31/23 - 8/15/43)	68,230	68,000
6/14/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $85,942,820, 1.14% - 7.50%, 4/30/19 - 5/15/43)	84,288	84,000
1.97%, dated:
6/12/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $17,387,627, 0.00% - 4.50%, 12/6/18 - 11/15/42)	17,066	17,000
6/13/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $34,796,584, 0.00% - 3.63%, 8/16/18 - 11/15/47)	34,132	34,000
Commerz Markets LLC at:
1.95%, dated:
7/26/18 due 8/2/18 (Collateralized by U.S. Treasury Obligations valued at $53,057,313, 2.13% - 2.88%, 11/30/23 - 7/31/25)	52,020	52,000
7/31/18 due 8/1/18 (Collateralized by U.S. Treasury Obligations valued at $177,533,199, 1.88% - 2.75%, 7/31/20 - 5/15/46)	174,009	174,000
1.97%, dated 7/31/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $54,063,052, 0.00% - 2.00%, 1/10/19 - 11/15/26)	53,020	53,000
Credit AG at:
1.9%, dated 7/30/18 due 8/6/18 (Collateralized by U.S. Treasury Obligations valued at $35,703,843, 2.00%, 11/30/22)	35,013	35,000
1.91%, dated 7/25/18 due 8/1/18 (Collateralized by U.S. Treasury Obligations valued at $97,956,370, 2.00%, 11/30/22)	96,036	96,000
Deutsche Bank AG at:
1.94%, dated 7/31/18 due 8/1/18 (Collateralized by U.S. Treasury Obligations valued at $108,125,831, 0.00% - 7.63%, 8/30/18 - 8/15/45)	106,006	106,000
1.95%, dated:
7/26/18 due 8/2/18 (Collateralized by U.S. Treasury Obligations valued at $53,096,894, 1.25% - 4.25%, 8/31/19 - 2/15/47)	52,020	52,000
7/31/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $54,063,008, 1.25% - 6.25%, 8/31/19 - 2/15/48)	53,020	53,000
Deutsche Bank Securities, Inc. at:
1.94%, dated 7/31/18 due 8/1/18 (Collateralized by U.S. Treasury Obligations valued at $16,320,952, 2.63%, 7/15/21)	16,001	16,000
1.95%, dated 7/26/18 due 8/2/18 (Collateralized by U.S. Treasury Obligations valued at $53,252,050, 1.88% - 3.63%, 8/31/24 - 8/15/43)	52,020	52,000
DNB Bank ASA at 1.92%, dated 7/31/18 due 8/1/18 (Collateralized by U.S. Treasury Obligations valued at $1,083,298,201, 1.88% - 2.50%, 1/31/20 - 3/31/24)	1,062,057	1,062,000
Fixed Income Clearing Corp. - BNYM at 1.93%, dated 7/31/18 due 8/1/18 (Collateralized by U.S. Treasury Obligations valued at $1,734,000,090, 0.00% - 4.38%, 8/15/18 - 5/15/46)	1,700,091	1,700,000
HSBC Securities, Inc. at:
1.92%, dated 7/31/18 due:
8/6/18 (Collateralized by U.S. Treasury Obligations valued at $53,042,835, 1.75% - 6.13%, 6/30/20 - 8/15/29)	52,017	52,000
8/7/18 (Collateralized by U.S. Treasury Obligations valued at $35,701,927, 0.88% - 2.50%, 6/30/19 - 1/31/23)	35,013	35,000
1.93%, dated 7/31/18 due 8/1/18 (Collateralized by U.S. Treasury Obligations valued at $169,432,309, 1.25%, 1/31/19)	166,009	166,000
ING Financial Markets LLC at:
1.91%, dated 7/25/18 due 8/1/18 (Collateralized by U.S. Treasury Obligations valued at $113,273,439, 0.00% - 4.63%, 8/16/18 - 11/15/45)	111,041	111,000
1.93%, dated 7/31/18 due 8/1/18
(Collateralized by U.S. Treasury Obligations valued at $35,680,164, 2.00%, 2/15/25)	35,002	35,000
(Collateralized by U.S. Treasury Obligations valued at $28,632,424, 1.63%, 6/30/19)	28,002	28,000
Lloyds Bank PLC at:
1.91%, dated 5/2/18 due 8/2/18 (Collateralized by U.S. Treasury Obligations valued at $9,219,408, 2.63% - 8.00%, 11/15/20 - 8/15/26)	9,044	9,000
1.92%, dated 4/24/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $17,293,915, 1.13% - 6.75%, 1/15/19 - 8/15/26)	17,095	17,000
1.93%, dated 4/26/18 due 8/15/18 (Collateralized by U.S. Treasury Obligations valued at $9,224,973, 2.38%, 8/15/24)	9,054	9,000
1.97%, dated 7/23/18 due 8/23/18 (Collateralized by U.S. Treasury Obligations valued at $26,512,754, 1.75% - 2.63%, 11/15/20 - 2/28/22)	26,044	26,000
1.98%, dated 5/21/18 due 9/7/18 (Collateralized by U.S. Treasury Obligations valued at $142,512,497, 2.13% - 6.00%, 11/15/20 - 2/15/26)	139,833	139,000
2%, dated 5/29/18 due 9/19/18 (Collateralized by U.S. Treasury Obligations valued at $83,867,886, 1.00%, 11/15/19)	82,515	82,000
2.04%, dated:
6/13/18 due 9/25/18 (Collateralized by U.S. Treasury Obligations valued at $17,372,628, 2.13% - 6.75%, 11/15/20 - 8/15/26)	17,100	17,000
6/15/18 due 9/25/18 (Collateralized by U.S. Treasury Obligations valued at $17,374,434, 2.63%, 11/15/20)	17,098	17,000
2.06%, dated:
7/18/18 due 10/23/18 (Collateralized by U.S. Treasury Obligations valued at $21,420,292, 1.63% - 2.63%, 6/30/20 - 11/15/20)	21,117	21,000
7/20/18 due 10/24/18 (Collateralized by U.S. Treasury Obligations valued at $25,498,299, 1.88% - 2.63%, 11/15/20 - 5/31/22)	25,137	25,000
2.09%, dated 8/2/18 due 11/2/18(c)	9,048	9,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 1.97%, dated 7/3/18 due 9/6/18 (Collateralized by U.S. Treasury Obligations valued at $8,174,350, 1.25% - 4.75%, 3/31/19 - 5/15/48)	8,028	8,000
Mizuho Securities U.S.A., Inc. at 1.93%, dated 7/31/18 due 8/1/18 (Collateralized by U.S. Treasury Obligations valued at $159,100,091, 1.50% - 2.25%, 2/28/23 - 11/15/24)	156,008	156,000
Morgan Stanley & Co., LLC at 1.92%, dated 7/31/18 due 8/1/18 (Collateralized by U.S. Treasury Obligations valued at $84,664,520, 0.00% - 5.50%, 11/15/18 - 5/15/38)	83,004	83,000
MUFG Securities (Canada), Ltd. at:
1.91%, dated 7/27/18 due 8/3/18 (Collateralized by U.S. Treasury Obligations valued at $18,365,630, 1.00% - 4.25%, 10/15/19 - 11/15/45)	18,007	18,000
1.93%, dated 7/31/18 due 8/1/18 (Collateralized by U.S. Treasury Obligations valued at $147,907,960, 1.63% - 4.25%, 3/31/20 - 11/15/45)	145,008	145,000
1.94%, dated:
7/16/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $13,271,549, 1.63% - 4.25%, 5/15/19 - 11/15/45)	13,022	13,000
7/26/18 due 8/2/18 (Collateralized by U.S. Treasury Obligations valued at $18,366,062, 1.75% - 4.25%, 5/31/22 - 5/15/39)	18,007	18,000
1.95%, dated 7/12/18 due:
8/1/18 (Collateralized by U.S. Treasury Obligations valued at $15,316,731, 1.00% - 4.25%, 10/15/19 - 11/15/45)	15,016	15,000
8/2/18 (Collateralized by U.S. Treasury Obligations valued at $15,316,670, 1.38% - 4.25%, 5/15/19 - 11/15/45)	15,017	15,000
MUFG Securities EMEA PLC at:
1.92%, dated:
7/12/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $6,126,159, 2.25% - 2.38%, 5/15/27 - 11/15/27)	6,009	6,000
7/31/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $25,746,289, 2.50%, 2/15/46)	25,020	25,000
1.93%, dated:
7/12/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $6,125,648, 2.25%, 3/31/20)	6,013	6,000
7/13/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $6,119,950, 1.13%, 5/31/19)	6,012	6,000
7/18/18 due 8/3/18 (Collateralized by U.S. Treasury Obligations valued at $9,185,842, 2.63%, 8/15/20)	9,008	9,000
7/20/18 due 8/3/18
(Collateralized by U.S. Treasury Obligations valued at $14,284,818, 2.63%, 8/15/20)	14,011	14,000
(Collateralized by U.S. Treasury Obligations valued at $17,352,495, 2.63%, 8/15/20)	17,013	17,000
7/23/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $6,118,128, 0.88%, 4/15/19)	6,011	6,000
7/31/18 due:
8/1/18 (Collateralized by U.S. Treasury Obligations valued at $155,134,013, 1.50% - 2.00%, 6/15/20 - 7/31/22)	152,008	152,000
8/7/18 (Collateralized by U.S. Treasury Obligations valued at $10,182,713, 2.25%, 3/31/20)	9,913	9,900
1.94%, dated:
7/18/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $6,127,650, 2.25%, 3/31/20)	6,014	6,000
7/24/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $8,219,284, 1.88% - 3.00%, 5/31/22 - 5/15/45)	8,013	8,000
7/25/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $9,178,536, 2.25%, 11/15/25)	9,015	9,000
1.95%, dated 6/7/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $10,225,028, 2.75%, 4/30/25)	10,033	10,000
1.96%, dated:
7/26/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $7,134,997, 1.38%, 2/28/19)	7,024	7,000
7/27/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $5,096,872, 2.13%, 8/15/21)	5,017	5,000
Natixis SA at:
1.92%, dated 7/31/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $125,466,749, 1.50% - 5.38%, 8/31/18 - 2/15/31)	123,046	123,000
1.94%, dated 7/5/18 due 8/6/18 (Collateralized by U.S. Treasury Obligations valued at $35,751,944, 0.00% - 3.75%, 11/15/18 - 2/15/28)	35,060	35,000
1.95%, dated 5/23/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $69,622,991, 0.00% - 3.50%, 9/6/18 - 11/15/27)	68,339	68,000
Nomura Securities International, Inc. at:
1.91%, dated 7/25/18 due 8/1/18 (Collateralized by U.S. Treasury Obligations valued at $267,429,592, 0.00% - 6.38%, 8/16/18 - 5/15/46)	262,097	262,000
1.93%, dated 7/31/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $182,661,019, 0.00% - 9.00%, 10/31/18 - 11/15/47)	178,067	178,000
Norinchukin Bank at:
1.98%, dated 7/25/18 due 8/28/18 (Collateralized by U.S. Treasury Obligations valued at $27,549,505, 1.50%, 8/15/26)	27,050	27,000
2%, dated 7/24/18 due 9/21/18 ((Collateralized by U.S. Treasury Obligations valued at $18,368,445, 1.50% - 2.63%, 11/15/20 - 8/15/26)	18,059	18,000
2.01%, dated 6/7/18 due 9/10/18 (Collateralized by U.S. Treasury Obligations valued at $8,186,051, 2.63%, 11/15/20)	8,042	8,000
2.02%, dated 6/8/18 due 9/11/18 (Collateralized by U.S. Treasury Obligations valued at $8,186,051, 2.63%, 11/15/20)	8,043	8,000
2.05%, dated:
7/2/18 due 10/2/18 (Collateralized by U.S. Treasury Obligations valued at $9,199,276, 2.63%, 11/15/20)	9,047	9,000
7/6/18 due 10/9/18 (Collateralized by U.S. Treasury Obligations valued at $17,365,263, 2.63%, 11/15/20)	17,092	17,000
2.06%, dated:
7/11/18 due 10/11/18 (Collateralized by U.S. Treasury Obligations valued at $9,194,260, 2.63%, 11/15/20)	9,047	9,000
7/12/18 due 10/12/18 (Collateralized by U.S. Treasury Obligations valued at $9,194,260, 2.63%, 11/15/20)	9,047	9,000
2.08%, dated:
7/17/18 due 10/17/18 (Collateralized by U.S. Treasury Obligations valued at $17,355,231, 2.63%, 11/15/20)	17,090	17,000
7/19/18 due 10/19/18 (Collateralized by U.S. Treasury Obligations valued at $14,290,478, 2.63%, 11/15/20)	14,074	14,000
2.09%, dated 7/23/18 due 10/23/18 (Collateralized by U.S. Treasury Obligations valued at $18,372,355, 1.50%, 8/15/26)	18,096	18,000
RBC Dominion Securities at:
1.88%, dated 5/2/18 due 8/2/18 (Collateralized by U.S. Treasury Obligations valued at $26,646,724, 1.13% - 3.13%, 12/31/18 - 5/15/48)	26,125	26,000
1.92%, dated:
7/12/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $17,358,533, 1.00% - 3.13%, 8/15/18 - 8/15/44)	17,033	17,000
7/13/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $9,189,364, 1.25% - 3.00%, 12/31/18 - 11/15/44)	9,017	9,000
7/16/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $9,086,243, 1.13% - 3.13%, 12/31/18 - 5/15/48)	8,915	8,900
1.93%, dated 7/23/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $35,903,487, 1.38% - 3.13%, 10/31/19 - 5/15/48)	35,058	35,000
1.95%, dated:
6/7/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $34,783,970, 1.13% - 3.13%, 5/31/19 - 2/15/45)	34,166	34,000
7/5/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $10,214,998, 1.00% - 2.25%, 8/15/18 - 11/15/26)	10,019	10,000
2.02%, dated 7/20/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $17,351,707, 1.00% - 3.13%, 9/15/18 - 5/15/48)	17,086	17,000
RBC Financial Group at:
1.93%, dated 7/9/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $54,436,202, 1.88% - 7.63%, 6/15/21 - 5/15/46)	53,119	53,000
1.95%, dated 6/4/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $50,379,441, 1.38% - 7.63%, 2/29/20 - 8/15/47)	49,244	49,000
RBS Securities, Inc. at 1.93%, dated:
7/25/18 due 8/1/18 (Collateralized by U.S. Treasury Obligations valued at $13,265,066, 1.63% - 6.25%, 8/31/19 - 5/15/47)	13,005	13,000
7/31/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $67,365,673, 1.38% - 3.00%, 5/15/20 - 2/15/48)	66,025	66,000
SMBC Nikko Securities America, Inc. at 1.92%, dated 7/31/18 due 8/1/18 (Collateralized by U.S. Treasury Obligations valued at $285,610,157, 2.63% - 2.75%, 2/28/23 - 4/30/23)	280,015	280,000
Societe Generale at:
1.92%, dated 7/31/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $70,935,726, 2.50% - 8.75%, 5/15/20 - 11/15/47)	69,026	69,000
1.96%, dated 6/21/18 due 8/1/18 (Collateralized by U.S. Treasury Obligations valued at $102,674,163, 1.00% - 7.63%, 11/30/18 - 11/15/47)	100,223	100,000
1.97%, dated 7/30/18 due 9/27/18 (Collateralized by U.S. Treasury Obligations valued at $37,015,728, 0.00% - 8.50%, 12/6/18 - 2/15/44)	36,116	36,000
1.98%, dated 7/23/18 due 9/24/18 (Collateralized by U.S. Treasury Obligations valued at $18,369,177, 1.38% - 8.88%, 2/15/19 - 5/15/43)	18,062	18,000
Sumitomo Mitsui Trust Bank Ltd. at:
2.02%, dated 8/1/18 due 8/7/18(c)	3,002	3,000
2.04%, dated 7/18/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $3,072,587, 2.00% - 2.75%, 1/15/21 - 11/15/23)	3,006	3,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $9,122,376)		9,122,376
TOTAL INVESTMENT IN SECURITIES - 103.3%
(Cost $14,430,041)		14,430,041
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(463,562)
NET ASSETS - 100%		$13,966,479

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$1,227,917,000 due 8/01/18 at 1.92%
Sumitomo Mitsu Bk Corp Ny (DI)	$627,917
Wells Fargo Securities LLC	600,000
$1,227,917
$57,659,000 due 8/01/18 at 1.92%
BNP Paribas, S.A.	42,984
Citibank NA	9,669
Credit Agricole CIB New York Branch	4,404
HSBC Securities (USA), Inc.	602
$57,659

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Tax-Exempt Money Market Fund

July 31, 2018

DTE-QTLY-0918
1.804884.114

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 20.8%
	Principal Amount (000s)	Value (000s)
Alabama - 1.9%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 2014 A, 1.51% 8/1/18, VRDN (a)	$2,425	$2,425
Mobile Downtown Redev. Auth. Gulf Opportunity Zone Series 2011 B, 0.94% 8/7/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	14,700	14,700
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.96% 8/7/18, LOC Bayerische Landesbank, VRDN (a)	33,391	33,391
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.09% 8/7/18, VRDN (a)	9,000	9,000
Tuscaloosa County Indl. Dev. Gulf Opportunity Series 2012 A, 1% 8/7/18, LOC JPMorgan Chase Bank, VRDN (a)	13,000	13,000
West Jefferson Indl. Dev. Series 2008, 1.09% 8/7/18, VRDN (a)	7,100	7,100
		79,616
Alaska - 0.8%
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.95% 8/7/18, VRDN (a)	22,200	22,200
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 1.05% 8/7/18, VRDN (a)	1,700	1,700
Series 2002, 0.95% 8/7/18, VRDN (a)	9,300	9,300
		33,200
Arizona - 1.3%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 F, 1.07% 8/7/18, LOC Mizuho Corporate Bank Ltd., VRDN (a)	45,300	45,300
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 1.02% 8/7/18, VRDN (a)	6,825	6,825
FHLMC Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrace Apts. Proj.) Series 1999 A, 1.05% 8/7/18, LOC Freddie Mac, VRDN (a)	500	500
		52,625
Colorado - 1.1%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 1.04% 8/7/18, LOC Wells Fargo Bank NA, VRDN (a)	1,850	1,850
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 1.05% 8/7/18, LOC JPMorgan Chase Bank, VRDN (a)	5,930	5,930
Colorado Hsg. & Fin. Auth. Series 2018 B2, 0.98% 8/7/18 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)	2,100	2,100
Colorado Univ. Co. Hosp. Auth. Rev.:
Series 2017 B1, 0.95% 8/7/18, VRDN (a)	21,660	21,660
Series 2017 B2, 0.95% 8/7/18, VRDN (a)	7,000	7,000
Mesa County Econ. Dev. Rev. (Leitner-Poma of America, Inc. Proj.) Series 2009, 1.04% 8/7/18, LOC Wells Fargo Bank NA, VRDN (a)	5,310	5,310
		43,850
Connecticut - 1.2%
Connecticut Gen. Oblig. Series 2016 C, 1.05% 8/7/18 (Liquidity Facility Bank of America NA), VRDN (a)	47,585	47,585
Connecticut Hsg. Fin. Auth. (Ct Gen. Hsg. 9/27/72 Proj.) 2017 Subseries A-3, 0.94% 8/7/18 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	1,850	1,850
		49,435
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 1.13% 8/7/18, VRDN (a)	2,200	2,200
Series 1999 A, 1.02% 8/7/18, VRDN (a)	3,500	3,500
		5,700
District Of Columbia - 0.2%
FHLMC District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pentacle Apts. Proj.) Series 2008, 1.01% 8/7/18, LOC Freddie Mac, VRDN (a)	6,250	6,250
Florida - 0.0%
Miami-Dade County Series 2014 A, 0.96% 8/7/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	1,850	1,850
Georgia - 1.8%
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Eighth Series 1994, 1.6% 8/1/18, VRDN (a)	13,105	13,105
First Series 2009, 1.6% 8/1/18, VRDN (a)	22,250	22,250
Second Series 1995, 1.59% 8/1/18, VRDN (a)	11,000	11,000
(Oglethorpe Pwr. Corp. Proj.) Series 2010 A, 0.99% 8/7/18, LOC Bank of America NA, VRDN (a)	1,000	1,000
Effingham County Indl. Dev. Auth. Poll Cont. 1.61% 8/1/18, VRDN (a)	1,500	1,500
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 1.48% 8/1/18, VRDN (a)	4,200	4,200
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.):
Series 1997, 1.59% 8/1/18, VRDN (a)	7,850	7,850
Series 2008, 1.59% 8/1/18, VRDN (a)	12,400	12,400
		73,305
Illinois - 1.2%
Illinois Fin. Auth. Rev.:
(Chicago Historical Society Proj.) Series 2006, 0.95% 8/7/18, LOC BMO Harris Bank NA, LOC Northern Trust Co., VRDN (a)	2,805	2,805
(Edward Hosp. Obligated Group Proj.) Series 2008 B2, 0.97% 8/7/18, LOC JPMorgan Chase Bank, VRDN (a)	16,220	16,220
(Little Co. of Mary Hosp. Proj.) Series 2008 A, 0.98% 8/7/18, LOC Barclays Bank PLC, VRDN (a)	235	235
(Northwest Cmnty. Hosp. Proj.) Series 2008 C, 0.95% 8/7/18, LOC JPMorgan Chase Bank, VRDN (a)	2,020	2,020
(The Carle Foundation Proj.) Series 2009 E, 0.98% 8/7/18, LOC JPMorgan Chase Bank, VRDN (a)	8,600	8,600
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2007 A 2C, 0.93% 8/7/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	6,400	6,400
Series 2007 A1, 0.93% 8/7/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	13,400	13,400
		49,680
Indiana - 0.3%
Indiana Fin. Auth. Hosp. Rev. (Indiana Univ. HealthCare Proj.) Series 2011 B, 0.98% 8/7/18, LOC TD Banknorth, NA, VRDN (a)	6,600	6,600
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.09% 8/7/18, VRDN (a)	3,000	3,000
Series I, 1.09% 8/7/18, VRDN (a)	1,200	1,200
		10,800
Iowa - 0.5%
Iowa Fin. Auth. Midwestern Disaster Area Econ. Dev. Series 2012 A, 0.98% 8/7/18, VRDN (a)	19,700	19,700
Iowa Fin. Auth. Poll. Cont. Facility Rev. (Midamerican Energy Proj.) Series 2016 A, 0.97% 8/7/18, VRDN (a)	2,600	2,600
		22,300
Louisiana - 2.1%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 0.9% 8/7/18, LOC Citibank NA, VRDN (a)	620	620
Louisiana Pub. Facilities Auth. Rev. (Christus Health Proj.) Series 2009 B1, 0.95% 8/7/18, LOC Bank of New York, New York, VRDN (a)	6,100	6,100
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.03% 8/7/18, VRDN (a)	24,100	24,100
Series 2010 B1, 1.05% 8/7/18, VRDN (a)	18,000	18,000
(NuStar Logistics, L.P. Proj.) Series 2010, 0.99% 8/7/18, LOC Mizuho Bank Ltd., VRDN (a)	33,000	33,000
FHLMC Louisiana Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Reserve at Jefferson Proj.) Series 2008, 1.03% 8/7/18, LOC Freddie Mac, VRDN (a)	4,095	4,095
		85,915
Maine - 0.3%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2008 A, 0.97% 8/7/18, LOC JPMorgan Chase Bank, VRDN (a)	12,340	12,340
Michigan - 0.1%
Grand Traverse County Hosp. Fin. Auth. Series 2011 B, 0.96% 8/7/18, LOC JPMorgan Chase Bank, VRDN (a)	5,200	5,200
Minnesota - 0.4%
FNMA Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 1.02% 8/7/18, LOC Fannie Mae, VRDN (a)	15,950	15,950
Mississippi - 0.3%
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 1.01% 8/7/18, LOC Bank of America NA, VRDN (a)	11,975	11,975
Missouri - 0.2%
Missouri Health & Edl. Facilities Auth. Rev. (Ascension Health Sr. Cr. Group Proj.) Series 2008 C4, 0.93% 8/7/18, VRDN (a)	7,300	7,300
Nevada - 0.4%
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series 2009 A, 0.99% 8/7/18, LOC Bank of America NA, VRDN (a)	14,600	14,600
New York - 1.4%
New York City Transitional Fin. Auth. Rev. Series 2003 A2, 1.47% 8/2/18 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	29,075	29,075
New York Hsg. Fin. Agcy. Rev. (Tribeca Green Hsg. Proj.) Series 2003 A, 1% 8/7/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	10,600	10,600
FNMA New York Hsg. Fin. Agcy. Rev. Series 2009 A, 0.95% 8/7/18, LOC Fannie Mae, VRDN (a)	19,120	19,120
		58,795
North Carolina - 0.2%
Lower Cape Fear Wtr. & Swr. Auth. Rev. (Bladen Bluffs Proj.) Series 2010, 0.94% 8/7/18, LOC Rabobank Nederland New York Branch, VRDN (a)	1,100	1,100
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.95% 8/7/18, LOC Cr. Industriel et Commercial, VRDN (a)	6,100	6,100
		7,200
Ohio - 1.2%
Allen County Hosp. Facilities Rev. Series 2012 B, 0.97% 8/7/18, VRDN (a)	30,500	30,500
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 1.02% 8/7/18, LOC Northern Trust Co., VRDN (a)	8,885	8,885
Ohio Gen. Oblig. (Infrastructure Impt. Proj.) Series 2003 D, 0.94% 8/7/18, VRDN (a)	2,585	2,585
Ohio Spl. Oblig. (Adult Correctional Bldg. Fund Projs.) Series 2016 C, 1% 8/7/18, VRDN (a)	8,500	8,500
		50,470
Pennsylvania - 0.3%
Chester County Health & Ed. Auth. Rev. 0.99% 8/7/18, LOC Manufacturers & Traders Trust Co., VRDN (a)	6,290	6,290
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) 1.04% 8/7/18, LOC Manufacturers & Traders Trust Co., VRDN (a)	2,520	2,520
Philadelphia Auth. for Indl. Dev. Rev. (Spl. People in Northeast, Inc. Proj.) Series 2006, 1.07% 8/7/18, LOC Citizens Bank of Pennsylvania, VRDN (a)	3,525	3,525
		12,335
South Carolina - 0.0%
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Institute for Bus. and Home Safety Proj.) Series 2009, 0.99% 8/7/18, LOC Branch Banking & Trust Co., VRDN (a)	1,100	1,100
Tennessee - 0.1%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 1.03% 8/7/18, LOC Bank of America NA, VRDN (a)	1,955	1,955
Series 2005, 1.53% 8/1/18, LOC Bank of America NA, VRDN (a)	2,000	2,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 1% 8/7/18, LOC Bank of America NA, VRDN (a)	1,880	1,880
		5,835
Texas - 2.3%
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 D, 0.93% 8/7/18, VRDN (a)	1,680	1,680
Houston Arpt. Sys. Rev. Series 2010, 0.94% 8/7/18, LOC Barclays Bank PLC, VRDN (a)	48,455	48,455
Port Arthur Navigation District Exempt Facilities (Var-Total Petrochemicals Proj.) Series 2009, 1% 8/7/18 (Total SA Guaranteed), VRDN (a)	3,000	3,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.):
Series 2010 A, 1% 8/7/18 (Total SA Guaranteed), VRDN (a)	6,000	6,000
Series 2012, 1% 8/7/18 (Total SA Guaranteed), VRDN (a)	7,400	7,400
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 1% 8/7/18 (Total SA Guaranteed), VRDN (a)	4,200	4,200
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 1% 8/7/18 (Total SA Guaranteed), VRDN (a)	11,700	11,700
Texas City Indl. Dev. Corp. (Del Papa Realty Hldgs. LP Proj.) Series 2011, 1.01% 8/7/18, LOC Bank of America NA, VRDN (a)	9,775	9,775
		92,210
Virginia - 0.5%
Fairfax County Indl. Dev. Auth. (Inova Health Sys. Proj.) Series 2018 C, 1.25% 8/7/18, VRDN (a)	13,000	13,000
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 1.08% 8/7/18, LOC Bank of America NA, VRDN (a)	7,115	7,115
		20,115
Washington - 0.1%
FHLMC Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Kitts Corner Apt. Proj.) Series 2014, 0.95% 8/7/18, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)	2,600	2,600
Wisconsin - 0.1%
Wisconsin Health & Edl. Facilities Auth. Rev. (Aurora Health Care, Inc. Proj.) Series 1999 C, 0.95% 8/7/18, LOC JPMorgan Chase Bank, VRDN (a)	5,150	5,150
Wyoming - 0.4%
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1% 8/7/18, VRDN (a)	3,000	3,000
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1% 8/7/18, VRDN (a)	9,430	9,430
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.):
Series 1992 A, 1% 8/7/18, VRDN (a)	1,600	1,600
Series 1992 B, 1% 8/7/18, VRDN (a)	700	700
		14,730
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $852,431)		852,431

Tender Option Bond - 45.1%
Alabama - 0.2%
Alabama Spl. Care Facilities Fing. Auth. Mobile Rev. Participating VRDN Series 16 ZM0205, 0.97% 8/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,960	5,960
Homewood Participating VRDN Series Floaters G 37, 0.97% 8/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,000	1,000
		6,960
Alaska - 0.1%
Alaska Indl. Dev. & Expt. Auth. Rev. Participating VRDN Series 16 XM 0236, 0.97% 8/7/18 (Liquidity Facility Bank of America NA) (a)(c)	2,080	2,080
Arizona - 1.2%
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series Floaters E85, 0.97% 8/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	30,545	30,545
Mesa Util. Sys. Rev.:
Bonds Series Solar 17 0026, SIFMA Municipal Swap Index + 0.050% 1.09%, tender 9/13/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,090	2,090
Participating VRDN Series Floaters XL 00 71, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,000	3,000
Rowan Univ. Participating VRDN Series 2016 XF 2337, 0.98% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,900	2,900
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series Floaters XF 21 92, 0.97% 8/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,245	5,245
Series ROC II R 14060, 0.97% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	4,000	4,000
		47,780
California - 0.6%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series XF 10 44, 1.04% 8/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	7,950	7,950
California Gen. Oblig. Participating VRDN Series Floaters XF 10 38, 1.04% 8/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	15,400	15,400
California Health Facilities Fing. Auth. Participating VRDN Series 16 XG 00 49, 1.04% 8/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,500	1,500
		24,850
Colorado - 2.8%
Boulder Valley Co. School District Re2 Participating VRDN Series Floaters G 16, 0.97% 8/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,900	3,900
Children's Hosp. Assoc., Co. Participating VRDN Series Floaters XF 23 05, 0.98% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	910	910
Colorado Health Facilities Auth. Participating VRDN:
Series Floaters XF 06 67, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,345	4,345
Series XG 01 03, 0.97% 8/7/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	2,050	2,050
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series Floaters 16 XF1031, 1.04% 8/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	11,700	11,700
Colorado State Univ. Board of Governors Enterprise Sys. Rev. Participating VRDN Series MS 3316, 0.97% 8/7/18 (Liquidity Facility Cr. Suisse AG) (a)(c)	14,030	14,030
Colorado Univ. Co. Hosp. Auth. Rev. Participating VRDN Series EGL 17 0002, 0.98% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	13,800	13,800
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XF 10 36, 1.04% 8/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	900	900
Denver City & County Board Wtr. Rev. Bonds Series Solar 17 0032, SIFMA Municipal Swap Index + 0.150% 1.09%, tender 9/6/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,595	1,595
Univ. of Colorado Enterprise Sys. Rev.:
Bonds Series Solar 0065, 1.09%, tender 9/20/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,540	2,540
Participating VRDN Series Floaters XM 03 85, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	9,300	9,300
Participating VRDN:
Series Floaters XM 06 71, 0.97% 8/7/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	3,335	3,335
Series RBC E 55, SIFMA Municipal Swap Index + 0.030% 0.97% 8/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	33,700	33,700
Series XM 03 05, 0.97% 8/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	12,400	12,400
		114,505
Connecticut - 1.8%
Connecticut Gen. Oblig. Participating VRDN:
Series 15 YX1002, 1% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,600	1,600
Series Floaters 014, 1.12% 9/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	8,100	8,100
Series Floaters 016, SIFMA Municipal Swap Index + 0.040% 0.98% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	52,300	52,300
Series Floaters G3, 0.97% 8/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,200	2,200
Series Floaters XM 05 22, 1% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Connecticut Hsg. Fin. Auth. Participating VRDN Series Floaters ZF 06 54, 0.97% 8/7/18 (Liquidity Facility Bank of America NA) (a)(c)	3,750	3,750
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Participating VRDN Series Floaters YX 10 77, 1% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,000	1,000
State of Connecticut Gen. Oblig. Bonds Participating VRDN Series XM 03 39, 1% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,530	1,530
		75,480
District Of Columbia - 1.3%
Children's Nat'l. Med. Ctr., Participating VRDN Series 2015 XF 1047, 1.04% 8/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	3,350	3,350
District of Columbia Gen. Oblig.:
Bonds:
Series 2016 23, SIFMA Municipal Swap Index + 0.050% 1.09%, tender 8/2/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,735	2,735
Series Solar 0035, SIFMA Municipal Swap Index + 0.150% 1.09%, tender 8/30/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	990	990
Participating VRDN:
Series Floaters E 108, 0.97% 8/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	11,000	11,000
Series Floaters E 109, 0.97% 8/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	6,825	6,825
Series MS 4301, 0.97% 8/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	18,000	18,000
District of Columbia Income Tax Rev. Participating VRDN:
Series EGL 14 0039, 0.98% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	6,190	6,190
Series XF 23 41, 0.98% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,000	2,000
		51,090
Florida - 2.4%
Cape Coral Wtr. & Swr. Rev. Participating VRDN Series Floaters YX 10 71, 0.98% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,580	5,580
Central Fla Expwy Auth. Rev. Participating VRDN:
Series Floaters 004, 1.12% 9/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	13,985	13,985
Series Floaters E 62, SIFMA Municipal Swap Index + 0.170% 0.97% 8/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	19,900	19,900
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds:
Series Solar 0049, 1.09%, tender 9/13/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,200	1,200
Series Solar 0054, 1.09%, tender 9/20/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	890	890
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 17 02, SIFMA Municipal Swap Index + 0.050% 1.09%, tender 8/2/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,425	1,425
Florida Gen. Oblig. Bonds:
Series Solar 042, SIFMA Municipal Swap Index + 0.050% 1.09%, tender 9/13/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	3,155	3,155
Series Solar 2017 37, SIFMA Municipal Swap Index + 0.050% 1.09%, tender 10/4/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,000	1,000
Gainesville Utils. Sys. Rev. Bonds Series Solar 0061, 1.09%, tender 8/9/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	6,395	6,395
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series 2015 XM0027, 0.97% 8/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	6,250	6,250
Miami Beach Resort Tax Rev. Participating VRDN Series 15 XF0260, 0.98% 8/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	8,400	8,400
Miami-Dade County Aviation Rev. Participating VRDN Series XG 00 65 1.04% 8/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	4,600	4,600
Miami-Dade County Expressway Auth. Participating VRDN Series XG 00 99, 1.04% 8/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	4,000	4,000
Miami-Dade County Gen. Oblig. Participating VRDN Series Floaters E 70, SIFMA Municipal Swap Index + 0.170% 0.97% 8/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	13,980	13,980
Palm Beach County School Board Ctfs. of Prtn. Participating VRDN Series 2017 01, 0.98% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	1,590	1,590
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 0.97% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	6,930	6,930
		99,280
Georgia - 0.7%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 107, 1% 8/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,700	4,700
Clarke County Hosp. Auth. Participating VRDN Series 2017 ZF 2413, 0.98% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,800	1,800
Fayette County Hosp. Auth. Rev. Participating VRDN Series Floaters XF 06 44, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,750	3,750
Heard County Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 105, 1% 8/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,600	1,600
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series Solar 0047, SIFMA Municipal Swap Index + 0.150% 1.09%, tender 8/16/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,500	2,500
Private Colleges & Univs. Auth. Rev. Participating VRDN:
Series 2016 XM 0416, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,400	5,400
Series Floaters XM 04 35, 0.97% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,000	2,000
Wyandotte County Unified School District 500 Participating VRDN Series Floater 2018 G23A, 0.97% 8/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,800	5,800
		27,550
Hawaii - 0.6%
Hawaii Gen. Oblig.:
Bonds Series Solar 17 0031, SIFMA Municipal Swap Index + 0.050% 1.09%, tender 10/18/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,885	1,885
Participating VRDN Series Floaters XM 04 29, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,665	6,665
Honolulu City & County Gen. Oblig. Bonds Series 2016, SIFMA Municipal Swap Index + 0.050% 1.09%, tender 8/16/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,575	2,575
Honolulu City and County Wastewtr. Sys. Participating VRDN:
Series 15 XM0080, 0.97% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	7,960	7,960
Series ROC II R 11989, 0.97% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	5,550	5,550
		24,635
Illinois - 4.5%
Chicago Board of Ed. Participating VRDN:
Series Floaters 003, 1.34% 9/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	19,250	19,250
Series Floaters 006, 1.34% 9/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	11,930	11,930
Series Floaters 013, 1.34% 9/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	5,110	5,110
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 0.98% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	7,800	7,800
City of Chicago Gen. Oblig. Bonds Participating VRDN Series XF 23 42, 1.09% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	700	700
Cook County Ill Sales Tax Rev. Participating VRDN Series Floaters XF 25 01, 1% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	2,100	2,100
Illinois Fin. Auth. Rev. Participating VRDN:
Series 15 XM0050, 0.97% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	14,500	14,500
Series Floaters XF 25 00, 1% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	2,000	2,000
Series Floaters XF 25 35, 0.97% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,100	3,100
Series MS 3332, 0.97% 8/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,700	5,700
Series XF 23 38, 0.98% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,300	4,300
Illinois Gen. Oblig. Participating VRDN:
Series Floaters E97, 0.99% 8/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	13,800	13,800
Series Floaters XL 00 54, 1% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	12,675	12,675
Series Floaters XX 10 81, 1% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,200	5,200
Series Floaters YX 10 72, 1% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	10,900	10,900
Series Floaters YX 10 86, 1% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,825	1,825
Illinois Sales Tax Rev. Participating VRDN Series XF 24 06, 0.98% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,500	1,500
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series 15 XF2202, 0.97% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	3,430	3,430
Series 15 ZM0118, 0.97% 8/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,335	3,335
Series 15 ZM0120, 0.99% 8/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,100	3,100
Series Floaters E100, 0.97% 8/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	33,875	33,875
Series Floaters XL 00 41, 0.97% 8/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,735	4,735
Series MS 16 XF 2212, 0.97% 8/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,576	5,576
Series XM 04 75, 0.97% 8/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	9,375	9,375
		185,816
Indiana - 1.2%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 26, 1.04% 8/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	4,900	4,900
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds Series 16 E71, SIFMA Municipal Swap Index + 0.170% 0.97%, tender 8/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	44,300	44,300
		49,200
Kansas - 0.3%
Kansas Dev. Fin. Agcy. Participating VRDN Series ROC II R 14067, 0.97% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	7,500	7,500
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Participating VRDN Series Floaters XF 25 43, 0.97% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	3,700	3,700
		11,200
Kentucky - 0.5%
Kentucky Econ. Dev. Fin. Auth. Participating VRDN Series Floaters XF 24 85, 1% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	16,420	16,420
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Participating VRDN Series Floaters XG 01 23, 0.98% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,300	2,300
		18,720
Louisiana - 1.4%
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series EGL 14 0049, 0.99% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	43,065	43,065
Series Floaters XF 24 91, 0.97% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	4,850	4,850
Series Floaters XG 01 50, 0.97% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	3,300	3,300
Series Floaters ZF 26 35, 0.97% 8/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,100	2,100
Louisiana Local Govt. Envir. Facilities Participating VRDN Series 2016 XF 2336, 0.98% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,600	4,600
		57,915
Maryland - 0.5%
Baltimore Proj. Rev. Bonds Series Floaters G 28, 1.14%, tender 1/2/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(e)	700	700
Maryland Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series XF 10 21, 1.04% 8/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	7,300	7,300
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN:
Series 15 XF0130, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,310	7,310
Series Floaters XG 01 77, 0.98% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,850	1,850
Montgomery County Gen. Oblig. Participating VRDN Series 2017 ZF 2416, 0.97% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,750	3,750
		20,910
Massachusetts - 1.0%
Massachusetts Gen. Oblig.:
Bonds:
Series Clipper 09 67, SIFMA Municipal Swap Index + 0.050% 0.99%, tender 8/2/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	26,000	26,000
Series Clipper 09 69, SIFMA Municipal Swap Index + 0.180% 1.12%, tender 9/6/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)(e)	5,741	5,741
Participating VRDN Series Floaters XF 25 74, 0.94% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	2,300	2,300
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series 16 ZM0173, 0.97% 8/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	8,540	8,540
		42,581
Michigan - 1.2%
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 009, 0.98% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	12,300	12,300
Michigan Bldg. Auth. Rev. Participating VRDN:
Series Floaters XM 03 92, 0.97% 8/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,550	1,550
Series Floaters ZF 26 40, 0.97% 8/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,065	3,065
Michigan Fin. Auth. Rev. Participating VRDN:
Series 15 XF0126, 0.99% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,100	2,100
Series 16 XM0223, 0.97% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	3,000	3,000
Series Floaters XF 05 95, 0.99% 8/7/18 (Liquidity Facility Bank of America NA) (a)(c)	1,900	1,900
Series Floaters XF 05 97, 0.97% 8/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,125	2,125
Series Floaters XG 01 58, 0.98% 8/7/18 (Liquidity Facility Bank of America NA) (a)(c)	2,175	2,175
Series XM 04 72, 0.97% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	3,750	3,750
Series XX 1043, 0.97% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,110	5,110
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series ROC II R 11676, 0.97% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	10,950	10,950
		48,025
Minnesota - 0.3%
Minnesota Gen. Oblig. Participating VRDN Series Floaters XM 04 25, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,860	6,860
Rochester Health Care Facilities Rev. Bonds Series WF11 49 C, SIFMA Municipal Swap Index + 0.280% 1.17%, tender 10/25/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	5,140	5,140
		12,000
Mississippi - 0.5%
Mississippi Gen. Oblig. Participating VRDN:
Series Clipper 09 60, SIFMA Municipal Swap Index + 0.050% 0.99% 8/2/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	3,500	3,500
Series ROC II R 14027, 0.97% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	7,360	7,360
Series ROC II-R 11987, 0.97% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	9,900	9,900
		20,760
Missouri - 0.5%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series Floaters XG 01 57, 0.98% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	6,320	6,320
Missouri Health & Edl. Facilities Rev. Participating VRDN Series Floaters XG 01 84, 0.99% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	1,100	1,100
Missouri St Hefa Edl. Facilities Rev. Participating VRDN:
Series Floaters 17 010, 0.99% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	8,980	8,980
Series Floaters XM 05 75, 0.97% 8/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,200	4,200
		20,600
Montana - 0.3%
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.12% 9/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	11,755	11,755
Nebraska - 0.2%
Douglas County School District #1 Bonds Series Solar 0059, SIFMA Municipal Swap Index + 0.050% 1.09%, tender 10/4/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,095	2,095
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN:
Series 16 XF1053, 1.04% 8/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	5,045	5,045
Series Floaters XX 10 04, 0.98% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,000	2,000
		9,140
Nevada - 0.9%
Clark County Fuel Tax:
Bonds:
Series Solar 0068, 1.09%, tender 10/4/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,490	1,490
Series Solar 17 25, SIFMA Municipal Swap Index + 0.150% 1.09%, tender 9/20/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,095	2,095
Participating VRDN:
Series Floaters XF 25 80, 0.97% 8/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	8,100	8,100
Series Floaters ZM 06 33, 0.97% 8/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,795	1,795
Series Floaters ZM 06 39, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,400	1,400
Series XM 06 38, 0.97% 8/7/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	5,500	5,500
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN:
Series 16 ZF0382, 0.98% 8/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	7,090	7,090
Series Floaters G11, 0.97% 8/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	7,000	7,000
Series Floaters XM 04 66, 0.97% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	3,225	3,225
		37,695
New Hampshire - 0.1%
New Hampshire Health and Ed. Facilities Auth. Rev. Participating VRDN Series Floaters 16 025, 0.97% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,413	4,413
New Jersey - 0.1%
New Jersey Econ. Dev. Auth. Lease Rev. Participating VRDN Series Floaters E102, 0.97% 8/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	500	500
Union County Impt. Auth. Participating VRDN Series XF 10 19, 1.04% 8/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,540	2,540
		3,040
New York - 0.0%
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN Series Floaters XF 06 36, 0.96% 8/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	1,700	1,700
North Carolina - 3.1%
Charlotte Ctfs. of Partn. Cultural Arts Facilities Participating VRDN Series 16 XM 0238, 0.97% 8/7/18 (Liquidity Facility Bank of America NA) (a)(c)	11,680	11,680
Charlotte Gen. Oblig. Participating VRDN Series Floaters XL 00 47, 0.97% 8/7/18 (Liquidity Facility Bank of America NA) (a)(c)	6,790	6,790
Charlotte Int'l. Arpt. Rev. Participating VRDN Series Floaters ZM 05 34, 0.97% 8/7/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	4,600	4,600
Charlotte Wtr. & Swr. Sys. Rev. Participating VRDN Series Floaters XG 01 70, 0.97% 8/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,000	3,000
City of Charlotte Wtr. Swr. Sys. Rev. Participating VRDN Series XL 00 12, 0.98% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	7,000	7,000
Greensboro Combined Enterprise Sys. Rev. Bonds Series Solar 0045, SIFMA Municipal Swap Index + 0.050% 1.09%, tender 8/23/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,395	1,395
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 14 0050, 0.98% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	11,500	11,500
Series EGL 14 0051:
0.98% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	28,650	28,650
0.98% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	18,450	18,450
Series MS 15 XF2165, 0.97% 8/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	6,600	6,600
Series MS 15 ZM0105, 0.97% 8/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,280	2,280
North Carolina Gen. Oblig. Participating VRDN Series 15 XF0140, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,755	2,755
North Carolina Hsg. Fin. Agcy. Participating VRDN Series Floaters YX 10 52, 0.97% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	7,120	7,120
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN:
Series Floaters YX 10 88, 0.97% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,200	3,200
Series Floaters ZM 05 63, 0.97% 8/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,300	3,300
North Carolina Med. Care Commission Participating VRDN Series XM 02 98, 0.97% 8/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,735	2,735
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN Series Floaters XM 04 44, 0.97% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,375	4,375
		125,430
North Dakota - 0.4%
North Dakota Hsg. Fin. Agcy. Rev. Participating VRDN Series RBC E58, 0.002% x SIFMA Municipal Swap Index 0.97% 8/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	14,695	14,695
Ohio - 0.5%
Allen County Hosp. Facilities Rev. Participating VRDN Series Floaters XF 25 16, 1.04% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	1,300	1,300
Cleveland Wtr. Rev. Participating VRDN Series Floaters E 119, 0.97% 8/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,700	2,700
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 1.04% 8/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,370	1,370
Lucas County Gen. Oblig. Bonds Series 2016 26, SIFMA Municipal Swap Index + 0.150% 1.09%, tender 8/23/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	7,435	7,435
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.12% 9/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	2,765	2,765
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.12% 9/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	2,800	2,800
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.14%, tender 12/3/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(e)	700	700
Univ. of Cincinnati Gen. Receipts Participating VRDN Series Floaters ZM 06 46, 0.97% 8/7/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	1,400	1,400
		20,470
Oklahoma - 0.3%
Edmond Pubs Sales & Uti Rev. Participating VRDN Series Floaters XM 05 59, 1% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	3,100	3,100
Oklahoma St Wtr. Resources Board Rev. Fund Bonds Series 2016, SIFMA Municipal Swap Index + 0.050% 1.09%, tender 8/23/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	10,080	10,080
		13,180
Oregon - 0.8%
Clackamas County School District #7J Bonds Series Solar 0053, SIFMA Municipal Swap Index + 0.050% 1.09%, tender 9/27/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,495	2,495
Oregon Facilities Auth. Rev. Participating VRDN Series DB 15 XF1049, 1.04% 8/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	6,870	6,870
Oregon Gen. Oblig. Bonds Series WF11 57 C, SIFMA Municipal Swap Index + 0.280% 1.17%, tender 10/25/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	6,880	6,880
Oregon State Dept. of Administrative Svcs. Lottery Rev. Participating VRDN:
Series ROC II R 14051, 0.97% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	8,000	8,000
Series XF 23 17, 0.97% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	6,555	6,555
Portland Wtr. Sys. Rev. Bonds Series 2016 24, SIFMA Municipal Swap Index + 0.150% 1.09%, tender 9/6/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,375	2,375
		33,175
Pennsylvania - 3.8%
Allegheny County Participating VRDN Series Floaters XM 06 63, 1.04% 8/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,400	1,400
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series Floaters E72, SIFMA Municipal Swap Index + 0.170% 1.11%, tender 12/3/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	29,885	29,885
Northampton County Gen. Purp. College Rev. Participating VRDN Series Floaters XL 00 48, 0.97% 8/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,600	1,600
Pennsylvania Econ. Dev. Fing. Auth. Rev. Participating VRDN Series Floaters 16 YX1028, 0.99% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,000	1,000
Pennsylvania Gen. Oblig. Participating VRDN:
Series Floaters XG 01 80, 0.94% 8/7/18 (Liquidity Facility Bank of America NA) (a)(c)	1,900	1,900
Series Floaters ZM 06 50, 0.94% 8/7/18 (Liquidity Facility Bank of America NA) (a)(c)	1,700	1,700
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.11%, tender 10/1/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	1,000	1,000
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series Floaters E 101, 0.97% 8/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	43,300	43,300
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN Series 2017, 0.97% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,160	3,160
Univ. of Pittsburgh Med. Ctr. Bonds Series RBC E53, SIFMA Municipal Swap Index + 0.200% 0.97%, tender 8/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	67,650	67,650
Westmoreland County Muni. Auth. Muni. Svc. Rev. Participating VRDN Series Floaters YX 10 75, 0.97% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,100	3,100
		155,695
South Carolina - 0.9%
Berkeley County School District Bonds Series Solar 17 0030, SIFMA Municipal Swap Index + 0.150% 1.09%, tender 8/16/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,200	1,200
Columbia Wtrwks. & Swr. Rev.:
Bonds Series 2016 21, SIFMA Municipal Swap Index + 0.050% 1.09%, tender 10/11/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	3,310	3,310
Participating VRDN Series Floaters XM 04 42, 0.98% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,000	5,000
Lancaster County School District Bonds Series Solar 17 21, SIFMA Municipal Swap Index + 0.150% 1.09%, tender 9/6/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,365	1,365
Lexington County School District #1 Bonds Series Solar 0058, 1.09%, tender 8/2/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,465	1,465
South Carolina Jobs-Econ. Dev. Auth. Participating VRDN Series 2018 Floaters XL 00 79, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,000	3,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series 2017 XF 2425, 0.98% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	17,905	17,905
Series Floaters XG 01 49, 0.98% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,075	5,075
		38,320
Tennessee - 0.4%
Greeneville Health & Edl. Facilities Board Participating VRDN Series Floaters XF 25 76, 0.97% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	6,550	6,550
Memphis Gen. Oblig. Participating VRDN Series Floaters G32, 0.97% 8/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,250	2,250
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Participating VRDN:
Series Floaters XG 01 45, 0.98% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,800	1,800
Series Floaters XL 00 62, 1% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	1,000	1,000
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN Series Floaters XM 04 46, 0.97% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,000	3,000
		14,600
Texas - 3.9%
Austin Elec. Util. Sys. Rev. Bonds Series Solar 17 08, SIFMA Municipal Swap Index + 0.150% 1.09%, tender 8/16/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	7,250	7,250
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series WF 10 53C, SIFMA Municipal Swap Index + 0.280% 1.17%, tender 10/25/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	5,555	5,555
Board of Regents of The Univ. of Texas Participating VRDN Series Floaters 16 XF0503, 0.99% 8/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	5,625	5,625
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series Floaters 011, 1.12% 9/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	700	700
El Paso Tex Independent School District Bonds Series Solar 17 01, SIFMA Municipal Swap Index + 0.050% 1.09%, tender 10/11/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	4,850	4,850
Frisco Independent School District Participating VRDN Series ROC II R 11960, 0.97% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	2,600	2,600
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.12% 9/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	4,900	4,900
Harris County Gen. Oblig. Bonds Series Clipper 09 73, SIFMA Municipal Swap Index + 0.040% 0.99%, tender 8/2/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	4,600	4,600
Harris County Metropolitan Trans. Auth. Participating VRDN Series 16 ZM0164, 0.97% 8/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,000	4,000
Hays Consolidated Independent School District Bonds Series Solar 0050, SIFMA Municipal Swap Index + 0.050% 1.09%, tender 10/11/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,095	1,095
Houston Cmnty. College Sys. Rev. Participating VRDN Series Floaters XF 06 18, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,625	5,625
Houston Gen. Oblig. Participating VRDN Series Floater 2018 G21, 0.97% 8/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,900	3,900
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series ROC II R 11860, 0.97% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	6,000	6,000
Houston Util. Sys. Rev. Participating VRDN Series 16 XM 0235, 0.97% 8/7/18 (Liquidity Facility Bank of America NA) (a)(c)	4,905	4,905
Katy Independent School District Participating VRDN Series Floaters XG 01 63, 0.98% 8/7/18 (Liquidity Facility Bank of America NA) (a)(c)	1,910	1,910
Lamar Consolidated Independent School District Participating VRDN Series Floaters G 18, 0.97% 8/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,800	5,800
Leander Independent School District Participating VRDN Series Floaters XF 24 22, 0.97% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	9,250	9,250
Mansfield Independent School District Participating VRDN Series Floaters XG 01 55, 0.97% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	3,192	3,192
Midlothian Independent School District Participating VRDN Series Floaters ZM 06 02, 0.97% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	3,600	3,600
New Hope Cultural Ed. Facilities Finc Participating VRDN Series Floaters XF 05 99, 0.97% 8/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,100	2,100
Parker County Participating VRDN Series Floaters G 38, 0.97% 8/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,000	4,000
Pflugerville Independent School District Participating VRDN Series 2017, 0.97% 8/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,500	2,500
San Antonio Elec. & Gas Sys. Rev. Participating VRDN Series 2015 ZF0211, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,395	10,395
San Antonio Pub. Facilities Corp. and Rfdg. Lease Participating VRDN Series Floaters XF 06 41, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,750	3,750
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN:
Series 16 XF0410, 0.99% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Series 16 XF0411, 0.99% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,725	2,725
Series 16 ZF 0282, 0.98% 8/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	1,350	1,350
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN:
Series Floaters XM 04 02, 0.97% 8/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,900	2,900
Series Floaters ZM 04 07, 0.97% 8/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	6,250	6,250
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series Putters 0028, 0.99% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,600	1,600
Tarrant Reg'l. Wtr. District Wtr. Rev. Participating VRDN Series MS 3388, 0.97% 8/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,000	5,000
Texas A&M Univ. Rev. Participating VRDN Series Floaters XM 04 43, 0.97% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	8,800	8,800
Texas Wtr. Dev. Board Rev. Participating VRDN:
Series Floaters XG 01 66, 0.97% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	3,295	3,295
Series Floaters ZM 05 87, 0.97% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	1,875	1,875
Series XF 06 25, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,050	2,050
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series ZM0172, 0.97% 8/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	7,530	7,530
Wells Fargo Stage Trs Var States Participating VRDN Series Floaters XF 23 21, 0.97% 8/7/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	1,800	1,800
Whitehouse Independent School District Participating VRDN Series Floaters G10, 0.97% 8/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,050	2,050
		160,327
Utah - 0.3%
Riverton Hosp. Rev. Participating VRDN Series RBC ZF 0274, 0.99% 8/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,310	5,310
Utah County Hosp. Rev. Participating VRDN:
Series Floaters XF 26 28, 0.97% 8/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,200	3,200
Series XM 03 64, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,530	5,530
		14,040
Vermont - 0.0%
Vermont Edl. and Health Buildings Fing. Agcy. Participating VRDN Series XF 23 61, 0.98% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	325	325
Virginia - 1.6%
Hampton Roads Sanitation District Wastewtr. Rev. Bonds Series Solar 0064, 1.09%, tender 8/2/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,685	2,685
Loudoun County Gen. Oblig. Bonds Series Solar 2017 38, SIFMA Municipal Swap Index + 0.050% 1.09%, tender 10/11/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,095	1,095
Lynchburg Econ. Dev. Participating VRDN Series Floaters XG 01 47, 0.98% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,010	2,010
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series EGL 17 0005, 0.98% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	20,950	20,950
Univ. of Virginia Gen. Rev.:
Bonds Series Solar 17 17, SIFMA Municipal Swap Index + 0.150% 1.09%, tender 8/30/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,300	1,300
Participating VRDN:
Series EGL 14 0048, 0.98% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	17,760	17,760
Series Floaters XF 06 26, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,500	2,500
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series Floaters XF 06 59, 0.97% 8/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,635	2,635
Virginia Gen. Oblig. Bonds Series 2016 11, SIFMA Municipal Swap Index + 0.050% 1.09%, tender 8/2/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	6,670	6,670
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,800	6,800
		64,405
Washington - 3.3%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN:
Series Floaters XF 05 33, 0.97% 8/7/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	9,495	9,495
Series Floaters XF 23 97, 0.97% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	2,670	2,670
King County Swr. Rev. Participating VRDN:
Series EGL 14 0047, 0.98% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	17,690	17,690
Series ROC II R 11962, 0.97% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	3,400	3,400
Pierce County School District #10 Tacoma Participating VRDN:
Series 15 XF2166, 0.97% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	5,350	5,350
Series Floaters XM 05 24, 0.97% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	1,174	1,174
Port of Seattle Gen. Oblig. Participating VRDN Series 2017 ZF 2411, 0.97% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	7,500	7,500
Seattle Muni. Lt. & Pwr. Rev.:
Bonds:
Series Solar 0055, 1.09%, tender 9/27/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,400	2,400
Series Solar 17 19, SIFMA Municipal Swap Index + 0.150% 1.09%, tender 8/30/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,495	1,495
Series WF 11-18C, SIFMA Municipal Swap Index + 0.280% 1.17%, tender 10/25/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	2,400	2,400
Participating VRDN Series Floaters XF 06 65, 0.97% 8/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,500	2,500
Seattle Wtr. Sys. Rev. Bonds Series Solar 17 5, SIFMA Municipal Swap Index + 0.150% 1.09%, tender 10/25/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,875	2,875
Washington Gen. Oblig.:
Bonds Series WF 11-16C, SIFMA Municipal Swap Index + 0.280% 1.17%, tender 10/25/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	23,415	23,415
Participating VRDN:
Series Floaters G33, 0.97% 8/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,250	2,250
Series Floaters XF 06 11, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,500	3,500
Series Floaters XF 25 39, 0.97% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	1,900	1,900
Series ROC 14090, 0.97% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	9,400	9,400
Series ROC II R 14074, 0.97% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	4,100	4,100
Series XF 0294, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,900	5,900
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series 15 XF0132, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,100	6,100
Series 15 XF0148, 0.97% 8/7/18 (Liquidity Facility Bank of America NA) (a)(c)	1,190	1,190
Series 2015 XF0150, 0.97% 8/7/18 (Liquidity Facility Bank of America NA) (a)(c)	6,065	6,065
Series Floaters XF 24 92, 1% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	3,750	3,750
Washington State Motor Vehicle Fuel Tax Auth. Gen. Oblig. Participating VRDN Series XL 00 39, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,600	7,600
		134,119
Wisconsin - 0.6%
Agnesian Healthcare Participating VRDN Series Floaters XF 24 83, 0.98% 8/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,290	2,290
Milwaukee Metropolitan Swr. District Bonds Series Solar 0036, SIFMA Municipal Swap Index + 0.150% 1.09%, tender 9/13/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,200	1,200
Wisconsin Health & Edl. Facilities Participating VRDN:
Series Floaters XF 25 41, 0.97% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	1,500	1,500
Series Floaters XF 25 83, 0.97% 8/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,000	4,000
Series Floaters XG 00 72, 1.04% 8/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,300	2,300
Series Floaters ZF 26 36, 0.97% 8/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,635	3,635
Series XM 04 79, 0.97% 8/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,500	4,500
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series 2015 ZF0216, 0.97% 8/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,500	2,500
Series ROC II R 14065, 0.97% 8/7/18 (Liquidity Facility Citibank NA) (a)(c)	3,200	3,200
		25,125
TOTAL TENDER OPTION BOND
(Cost $1,843,586)		1,843,586

Other Municipal Security - 32.6%
Alabama - 0.6%
Huntsville Health Care Auth. Rev. Series 2018:
1.29% 8/20/18, CP	5,300	5,300
1.3% 9/4/18, CP	13,700	13,700
1.44% 8/1/18, CP	5,100	5,100
1.56% 8/2/18, CP	1,700	1,700
		25,800
Alaska - 0.4%
Anchorage Gen. Oblig. TAN Series 2018, 4% 9/17/18	17,000	17,053
Arizona - 0.3%
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C:
1.44% 9/5/18, CP	5,500	5,500
1.44% 9/5/18, CP	3,500	3,500
1.64% 8/7/18, CP	1,700	1,700
		10,700
California - 2.1%
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, SIFMA Municipal Swap Index + 0.100% 1.04%, tender 9/4/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	27,480	27,480
Series 2010 B, SIFMA Municipal Swap Index + 0.100% 1.04%, tender 9/4/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	10,420	10,420
Los Angeles Cmnty. College District Bonds Series 2017 J, 2% 8/1/18	3,575	3,575
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2018, 1.25% 9/18/18 (Liquidity Facility Royal Bank of Canada), CP	10,000	10,000
San Francisco City & County Pub. Util. Commission Wastewtr. Rev. Series A1, 1.28% 9/25/18, LOC Sumitomo Mitsui Banking Corp., CP	33,973	33,973
		85,448
Connecticut - 2.3%
Bethel Gen. Oblig. BAN Series 2018, 2.5% 11/15/18	4,100	4,111
Bloomfield Gen. Oblig. BAN Series 2018, 2.5% 1/29/19	2,200	2,208
Bristol Gen. Oblig. BAN Series 2018, 2.25% 10/25/18	1,300	1,301
Brookfield Gen. Oblig. BAN Series A, 2.25% 11/15/18	2,800	2,808
Colchester Gen. Oblig. BAN Series 2018, 2.5% 10/17/18	3,300	3,307
Connecticut Gen. Oblig.:
BAN Series 2017 A, 5% 9/14/18	61,200	61,456
Bonds:
Series 2017 B, 5% 4/15/19	600	612
Series 2018 A, 5% 4/15/19	1,500	1,532
Series 2018 B, 5% 4/15/19	6,000	6,129
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds:
Series 2013 A, 5% 10/1/18	1,000	1,006
Series 2018 A, 4% 1/1/19	1,050	1,060
East Haddam Gen. Oblig. BAN Series 2018, 2.25% 9/6/18	3,000	3,002
Watertown Gen. Oblig. BAN Series 2018, 2.5% 10/25/18	2,400	2,405
Windham Gen. Oblig. BAN Series 2018, 2.75% 10/12/18	2,100	2,104
		93,041
District Of Columbia - 0.1%
District of Columbia Rev. Bonds Series 2000, 1.66% tender 8/6/18, LOC JPMorgan Chase Bank, CP mode	2,200	2,200
Florida - 1.7%
Florida Local Govt. Fin. Cmnty. Series 11A1:
1.28% 8/3/18, LOC JPMorgan Chase Bank, CP	15,900	15,900
1.35% 9/4/18, LOC JPMorgan Chase Bank, CP	2,700	2,700
Jacksonville Gen. Oblig. Series 04A, 1.36% 9/4/18, LOC Bank of America NA, CP	3,800	3,800
Miami-Dade County Wtr. & Swr. Rev. Series A1, 1.37% 9/5/18, LOC Barclays Bank PLC, CP	3,300	3,300
Palm Beach Series 2018, 1.8% 8/2/18, LOC Citibank NA, CP	5,050	5,050
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, SIFMA Municipal Swap Index + 0.300% 1.24%, tender 2/26/19 (a)(d)	4,300	4,300
Series 2014 A1, SIFMA Municipal Swap Index + 0.250% 1.19%, tender 2/26/19 (a)(d)	17,300	17,300
Tampa Health Sys. Rev. Bonds Series 2012 B, SIFMA Municipal Swap Index + 0.300% 1.24%, tender 2/26/19 (a)(d)	16,400	16,400
		68,750
Georgia - 2.8%
Atlanta Arpt. Rev.:
Series D1:
1.56% 8/7/18, LOC Bank of America NA, CP	9,500	9,500
1.66% 8/7/18, LOC Bank of America NA, CP	600	600
Series D3:
1.56% 8/7/18, LOC Bank of America NA, CP	1,500	1,500
1.66% 8/7/18, LOC Bank of America NA, CP	288	288
Series E1:
1.25% 9/6/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	6,400	6,400
1.56% 8/7/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	4,900	4,900
Georgia Muni. Elec. Auth. Pwr. Rev.:
Bonds Series 85A, 1.37% tender 9/5/18, LOC Barclays Bank PLC, CP mode	5,100	5,100
Series B, 1.27% 8/1/18, LOC PNC Bank NA, CP	10,000	10,000
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.04%, tender 10/1/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	27,325	27,325
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 1.04%, tender 10/1/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	47,760	47,760
Med. Ctr. Hosp. Auth. Rev. Bonds Series 2008, 6.5% 8/1/18 (Pre-Refunded to 8/1/18 @ 100)	1,900	1,900
		115,273
Hawaii - 0.3%
Honolulu City & County Gen. Oblig. Series B1, 1.64% 8/2/18, LOC Sumitomo Mitsui Banking Corp., CP	10,900	10,900
Idaho - 0.1%
Idaho Health Facilities Auth. Hosp. Rev. Bonds Series 2013 ID, 1.8%, tender 8/1/18 (a)	2,900	2,900
Illinois - 1.7%
Chicago O'Hare Int'l. Arpt. Rev.:
Series 16A2, 1.5% 9/13/18, LOC Bank of America NA, CP	2,004	2,004
Series 16B2, 1.49% 9/13/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,000	1,000
Illinois Fin. Auth. Ed. Rev.:
Series 2018, 1.33% 8/2/18, LOC PNC Bank NA, CP	6,440	6,440
Series LOY, 1.03% 8/3/18, LOC PNC Bank NA, CP	9,400	9,400
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, SIFMA Municipal Swap Index + 0.300% 1.24%, tender 2/26/19 (a)(d)	10,550	10,550
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/18 (Pre-Refunded to 8/15/18 @ 100)	3,100	3,105
Series 12H, 1.28% tender 9/12/18, CP mode	6,900	6,900
Series 12I:
1.36% tender 9/4/18, CP mode	5,600	5,600
1.46% tender 8/13/18, CP mode	3,200	3,200
1.46% tender 9/4/18, CP mode	5,600	5,600
1.49% tender 10/1/18, CP mode	5,600	5,600
Series 2012 H, 1.4% tender 8/6/18, CP mode	8,000	8,000
Southwestern Dev. Auth. Heath Facility Rev. Bonds Series 2018, 1.08% tender 8/10/18, CP mode	3,300	3,300
		70,699
Indiana - 1.2%
Indiana Fin. Auth. Rev. Bonds Series D2, 1.66% tender 8/6/18, CP mode	36,600	36,600
Indiana Univ. Student Fee Revs. Series 2018, 1.48% 8/20/18, CP	1,000	1,000
Indianapolis Gas Util. Sys. Rev. Series 2018, 1.33% 9/6/18, LOC JPMorgan Chase Bank, CP	11,100	11,100
		48,700
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 01A, 1.3% tender 8/13/18, CP mode	2,600	2,600
Maine - 0.0%
Cumberland County Gen. Oblig. TAN Series 2018, 2% 11/8/18	2,000	2,001
Maryland - 0.2%
Baltimore County Gen. Oblig. BAN Series 2018, 4% 3/18/19	6,700	6,795
Maryland Gen. Oblig. Bonds Series 2014 C, 5% 8/1/18	2,400	2,400
		9,195
Massachusetts - 0.1%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 1.6% tender 8/10/18, CP mode	3,370	3,370
Series 92, 1.5% tender 8/23/18, CP mode	1,800	1,800
		5,170
Michigan - 0.8%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 1.19%, tender 2/26/19 (a)(d)	7,485	7,485
Michigan Bldg. Auth. Rev.:
Bonds 6% 10/15/18 (Pre-Refunded to 10/15/18 @ 100)	1,900	1,917
Series 7, 1.65% 9/13/18, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	9,275	9,275
Univ. of Michigan Rev.:
Bonds:
Series 09B, 1.55% tender 8/6/18, CP mode	3,000	3,000
Series B, 1.63% tender 8/6/18, CP mode	4,100	4,100
Series K1, 1.27% 8/2/18, CP	2,255	2,255
Series K2, 1.29% 2/26/19, CP	5,200	5,200
		33,232
Minnesota - 0.3%
Univ. of Minnesota Gen. Oblig.:
Series 07B, 1.23% 8/1/18, CP	1,500	1,500
Series 09D, 1.23% 8/1/18, CP	3,000	3,000
Series 17 F, 1.42% 8/2/18, CP	1,100	1,100
Series G, 1.6% 8/21/18, CP	3,600	3,600
Univ. of Minnesota Rev. Series A, 1.65% 8/13/18, CP	3,800	3,800
		13,000
Missouri - 0.2%
Curators of the Univ. of Missouri Series A:
1.35% 10/4/18, CP	1,300	1,300
1.52% 10/3/18, CP	6,800	6,800
1.57% 8/6/18, CP	1,000	1,000
		9,100
Nebraska - 0.6%
Omaha Pub. Pwr. District Elec. Rev. Series A:
1.15% 8/1/18, CP	3,200	3,200
1.26% 8/13/18, CP	3,300	3,300
1.35% 9/5/18, CP	3,100	3,100
1.36% 9/7/18, CP	3,170	3,170
1.37% 8/2/18, CP	2,200	2,200
1.45% 8/7/18, CP	3,300	3,300
1.68% 8/3/18, CP	3,400	3,400
1.69% 8/6/18, CP	3,100	3,100
		24,770
Nevada - 0.0%
Truckee Meadows Wtr. Auth. Wtr. Rev. Series 06B, 1.44% 9/5/18, LOC Wells Fargo Bank NA, CP	2,100	2,100
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 1.65% tender 8/9/18, CP mode	5,400	5,400
New Jersey - 1.9%
Bloomfield Township Gen. Oblig. BAN Series 2018, 3% 4/9/19	1,100	1,109
Burlington County Bridge Commission Lease Rev. BAN (Governmental Leasing Prog.):
Series 2017 C, 2.5% 12/12/18	1,800	1,806
Series 2018 B, 3% 4/22/19	9,900	9,982
Camden County BAN Series 2017 A, 3% 10/25/18	16,291	16,338
Hudson County Gen. Oblig. BAN Series 2017, 3% 12/12/18	15,900	15,986
Mount Laurel Township Gen. Oblig. BAN Series 2018 A, 3% 3/5/19	3,948	3,980
Ocean City Gen. Oblig. BAN Series 2017 A, 2.5% 11/28/18	3,200	3,213
Passaic County Gen. Oblig. BAN Series A, 2.5% 12/6/18	9,545	9,581
Ridgewood Gen. Oblig. BAN Series 2017, 2.25% 8/17/18	10,100	10,103
Summit Gen. Oblig. BAN Series 2018, 3% 4/5/19	4,500	4,538
		76,636
New York - 0.3%
New York Pwr. Auth. Series 2, 1.32% 9/4/18, CP	8,800	8,800
Westchester County Gen. Oblig. BAN Series A, 3% 12/14/18	1,600	1,609
		10,409
North Carolina - 0.1%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Bonds Series 2009 B, 5% 1/1/19 (Pre-Refunded to 1/1/19 @ 100)	2,600	2,637
Ohio - 0.3%
American Muni. Pwr. BAN (City of Wapakoneta Proj.) Series 2018, 3% 6/27/19 (Ohio Gen. Oblig. Guaranteed)	2,000	2,020
Franklin County Rev. Bonds Series 2013 OH, 1.8%, tender 8/1/18 (a)	2,500	2,500
Marion Gen. Oblig. BAN Series 2017, 2% 9/6/18 (Ohio Gen. Oblig. Guaranteed)	4,700	4,702
Ohio Higher Edl. Facility Commission Rev. Bonds Series B5, 1.56% tender 9/5/18, CP mode	1,000	1,000
Perrysburg Gen. Oblig. BAN Series 2018, 3% 6/4/19	1,100	1,109
		11,331
Oklahoma - 0.2%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series A, 1.64% 8/3/18 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	1,675	1,675
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Bonds Series 2015 B, SIFMA Municipal Swap Index + 0.350% 1.29%, tender 2/26/19(a)(d)	8,030	8,030
		9,705
Oregon - 0.2%
Oregon Gen. Oblig. TAN Series 2017 A, 5% 9/28/18	6,250	6,283
South Carolina - 0.1%
South Carolina Pub. Svc. Auth. Rev. Bonds Series 2008 A, 5.5% 1/1/19 (Pre-Refunded to 1/1/19 @ 100)	3,260	3,312
Tennessee - 0.8%
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Series A, 1.22% 8/9/18, LOC State Street Bank & Trust Co., Boston, CP	11,000	11,000
Nashville and Davidson County Metropolitan Govt. Gen. Oblig.:
Series B1:
1.32% 8/20/18 (Liquidity Facility JPMorgan Chase Bank), CP	9,900	9,900
1.32% 8/21/18 (Liquidity Facility JPMorgan Chase Bank), CP	5,500	5,500
Series B2, 1.33% 8/31/18 (Liquidity Facility MUFG Union Bank NA), CP	6,600	6,600
		33,000
Texas - 11.6%
Austin Elec. Util. Sys. Rev. Series A:
1.28% 8/2/18 (Liquidity Facility JPMorgan Chase Bank), CP	25,200	25,200
1.39% 8/7/18 (Liquidity Facility JPMorgan Chase Bank), CP	11,200	11,200
1.43% 9/5/18 (Liquidity Facility JPMorgan Chase Bank), CP	1,725	1,725
Fort Bend Independent School District Series 2018:
1.42% 9/21/18 (Liquidity Facility JPMorgan Chase Bank), CP	1,100	1,100
1.81% 9/21/18 (Liquidity Facility JPMorgan Chase Bank), CP	1,100	1,100
Garland Util. Sys. Rev. Series 2018, 1.58% 9/4/18, LOC Bank of America NA, CP	1,200	1,200
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
(Texas Children's Hosp. Proj.) Series 2015 2, SIFMA Municipal Swap Index + 0.200% 1.14%, tender 2/26/19 (a)(d)	13,200	13,200
Series 16B2, 1.35% tender 9/6/18, CP mode	11,100	11,100
Series 16B3, 1.45% tender 11/5/18, CP mode	21,100	21,100
Series B1, 1.64% tender 8/2/18, CP mode	11,000	11,000
Harris County Gen. Oblig.:
Series D, 1.4% 8/2/18 (Liquidity Facility JPMorgan Chase Bank), CP	5,100	5,100
Series E1:
1.6% 8/9/18, LOC Landesbank Hessen-Thuringen, CP	3,165	3,165
1.6% 8/9/18, LOC Landesbank Hessen-Thuringen, CP	1,400	1,400
Series E2:
1.6% 8/9/18, LOC Barclays Bank PLC, CP	2,100	2,100
1.6% 8/9/18, LOC Barclays Bank PLC, CP	2,000	2,000
Harris County Metropolitan Trans. Auth.:
Series A1:
1.65% 8/2/18 (Liquidity Facility JPMorgan Chase Bank), CP	6,300	6,300
1.71% 9/12/18 (Liquidity Facility JPMorgan Chase Bank), CP	6,700	6,700
1.73% 8/2/18 (Liquidity Facility JPMorgan Chase Bank), CP	5,800	5,800
Series A3:
1.7% 9/13/18 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	3,800	3,800
1.71% 9/12/18 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	2,800	2,800
Houston Gen. Oblig. Series E1, 1.25% 8/9/18, LOC Citibank NA, CP	1,100	1,100
Lower Colorado River Auth. Rev.:
Series 2018:
1.38% 10/4/18, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	10,600	10,600
1.58% 10/4/18, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	5,661	5,661
Series B:
1.28% 8/20/18, LOC State Street Bank & Trust Co., Boston, CP	1,371	1,371
1.4% 8/6/18, LOC State Street Bank & Trust Co., Boston, CP	1,220	1,220
1.46% 8/6/18, LOC State Street Bank & Trust Co., Boston, CP	6,700	6,700
1.6% 8/6/18, LOC State Street Bank & Trust Co., Boston, CP	1,500	1,500
1.62% 8/6/18, LOC State Street Bank & Trust Co., Boston, CP	244	244
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, BMA Municipal Swap Index + 0.300% 1.24%, tender 2/26/19 (a)(d)	9,900	9,900
Series 2013 B, SIFMA Municipal Swap Index + 0.300% 1.24%, tender 2/26/19 (a)(d)	11,600	11,600
Texas A&M Univ. Rev.:
Series 93B, 1.63% 8/1/18, CP	5,050	5,050
Series B:
1.35% 10/2/18, CP	10,600	10,600
1.59% 10/3/18, CP	14,100	14,100
1.7% 8/3/18, CP	9,100	9,100
Texas Gen. Oblig. TRAN Series 2017, 4% 8/30/18	192,815	193,204
Univ. of Texas Board of Regents Sys. Rev. Series A:
1.2% 8/17/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,600	5,600
1.3% 8/6/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,400	4,400
1.32% 8/3/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,600	5,600
1.49% 8/14/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	3,300	3,300
1.52% 8/1/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	2,200	2,200
1.52% 9/6/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,500	1,500
1.55% 9/5/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,000	4,000
1.58% 10/3/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,800	1,800
1.6% 11/5/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,600	5,600
Univ. of Texas Permanent Univ. Fund Rev. Series A:
1.25% 9/14/18, CP	5,600	5,599
1.41% 8/2/18, CP	5,700	5,700
1.41% 8/6/18, CP	5,700	5,700
Upper Trinity Reg'l. Wtr. District Series 2018:
1.03% 8/1/18, LOC Bank of America NA, CP	2,200	2,200
1.4% 8/6/18, LOC Bank of America NA, CP	2,800	2,800
		475,039
Virginia - 0.2%
Norfolk Econ. Dev. Auth. Rev. Series 2018, 1.28% 8/2/18, CP	3,300	3,300
Virginia Pub. School Auth. Bonds:
(Virginia Gen. Oblig.) Series 2012 A, 5% 8/1/18	3,900	3,900
Series 2009 C, 5% 8/1/18	2,200	2,200
		9,400
Washington - 0.2%
Univ. of Washington Univ. Revs. Series A, 1.6% 10/2/18, CP	5,600	5,600
Washington Health Care Facilities Auth. Rev. Bonds (Providence Health Systems) Series 2012 A, 5% 10/1/18	1,890	1,901
		7,501
Wisconsin - 0.7%
Wisconsin Gen. Oblig.:
Series 06A, 1.33% 8/2/18 (Liquidity Facility BMO Harris Bank NA), CP	3,000	3,000
Series 16 A, 1.42% 8/2/18 (Liquidity Facility BMO Harris Bank NA), CP	3,700	3,700
Series 16A:
1.35% 9/6/18 (Liquidity Facility BMO Harris Bank NA), CP	18,400	18,400
1.65% 8/6/18 (Liquidity Facility BMO Harris Bank NA), CP	3,230	3,230
		28,330
TOTAL OTHER MUNICIPAL SECURITY
(Cost $1,331,615)		1,331,615
	Shares (000s)	Value (000s)

Investment Company - 1.2%
Fidelity Tax-Free Cash Central Fund, 1.01% (f)(g)	49,319	49,323
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $4,076,955)		4,076,955
NET OTHER ASSETS (LIABILITIES) - 0.3%		11,866
NET ASSETS - 100%		$4,088,821

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION N

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,700,000 or 0.4% of net assets.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $162,711,000 or 4.0% of net assets.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series Floaters E72, SIFMA Municipal Swap Index + 0.170% 1.11%, tender 12/3/18 (Liquidity Facility Royal Bank of Canada)	6/1/16 - 1/19/18	$29,885
Baltimore Proj. Rev. Bonds Series Floaters G 28, 1.14%, tender 1/2/19 (Liquidity Facility Royal Bank of Canada)	7/12/18	$700
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series WF 10 53C, SIFMA Municipal Swap Index + 0.280% 1.17%, tender 10/25/18 (Liquidity Facility Wells Fargo Bank NA)	8/8/11	$5,555
Central Fla Expwy Auth. Rev. Participating VRDN Series Floaters 004, 1.12% 9/11/18 (Liquidity Facility Barclays Bank PLC)	1/18/18	$13,985
Chicago Board of Ed. Participating VRDN Series Floaters 003, 1.34% 8/2/18 (Liquidity Facility Barclays Bank PLC)	2/1/18 - 7/13/18	$19,250
Chicago Board of Ed. Participating VRDN Series Floaters 006, 1.34% 8/2/18 (Liquidity Facility Barclays Bank PLC)	3/1/18 - 7/6/18	$11,930
Chicago Board of Ed. Participating VRDN Series Floaters 013, 1.34% 8/2/18 (Liquidity Facility Barclays Bank PLC)	7/12/18 - 7/19/18	$5,110
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.12% 9/11/18 (Liquidity Facility Barclays Bank PLC)	6/29/17	$8,100
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series Floaters 011, 1.12% 9/11/18 (Liquidity Facility Barclays Bank PLC)	6/7/18	$700
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.12% 9/11/18 (Liquidity Facility Barclays Bank PLC)	5/31/18	$4,900
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, SIFMA Municipal Swap Index + 0.180% 1.12%, tender 9/6/18 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/28/16	$5,741
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.12% 9/11/18 (Liquidity Facility Barclays Bank PLC)	9/14/17	$2,765
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.12% 9/11/18 (Liquidity Facility Barclays Bank PLC)	7/20/17 - 3/2/18	$11,755
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.12% 9/11/18 (Liquidity Facility Barclays Bank PLC)	3/9/17 - 7/13/18	$2,800
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.14%, tender 12/3/18 (Liquidity Facility Royal Bank of Canada)	7/12/18	$700
Oregon Gen. Oblig. Bonds Series WF11 57 C, SIFMA Municipal Swap Index + 0.280% 1.17%, tender 10/25/18 (Liquidity Facility Wells Fargo Bank NA)	9/24/14	$6,880
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.11%, tender 10/1/18 (Liquidity Facility Royal Bank of Canada)	2/26/18	$1,000
Rochester Health Care Facilities Rev. Bonds Series WF11 49 C, SIFMA Municipal Swap Index + 0.280% 1.17%, tender 10/25/18 (Liquidity Facility Wells Fargo Bank NA)	5/5/11	$5,140
Seattle Muni. Lt. & Pwr. Rev. Bonds Series WF 11-18C, SIFMA Municipal Swap Index + 0.280% 1.17%, tender 10/25/18 (Liquidity Facility Wells Fargo Bank NA)	2/11/16	$2,400
Washington Gen. Oblig. Bonds Series WF 11-16C, SIFMA Municipal Swap Index + 0.280% 1.17%, tender 10/25/18 (Liquidity Facility Wells Fargo Bank NA)	2/3/11 - 2/18/16	$23,415

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$677
Total	$677

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Newbury Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Newbury Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 28, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	September 28, 2018